CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 5,027,599	$ 4,775,235	$ 4,793,342
Salaries, wages and benefits	2,442,879	2,364,138	2,349,297
Supplies	289,043	286,266	300,836
Rent	313,039	302,192	294,789
Other operating expenses	679,992	633,906	629,779
General and administrative expenses (exclusive of depreciation and amortization expense included below)	977,823	906,620	860,346
Other (income) expense	(872)	(861)	26
Impairment charges		77,193	108,953
Depreciation and amortization	155,570	152,945	158,085
Interest expense	168,763	108,008	107,825
Investment income	(3,996)	(4,046)	(986)
Operating expenses	5,022,241	4,826,361	4,808,950
Income (loss) from continuing operations before income taxes	5,358	(51,126)	(15,608)
Provision (benefit) for income taxes	462	(10,493)	30,341
Income (loss) from continuing operations	4,896	(40,633)	(45,949)
Discontinued operations, net of income taxes:
Income (loss) from operations	(53,630)	(40,315)	11,370
Loss on divestiture of operations	(12,698)	(83,887)	(4,745)
Income (loss) from discontinued operations	(66,328)	(124,202)	6,625
Net loss	(61,432)	(164,835)	(39,324)
(Earnings) loss attributable to noncontrolling interests
Continuing operations	(18,872)	(3,890)	(1,382)
Discontinued operations	467	233	339
(Earnings) loss attributable to noncontrolling interests	(18,405)	(3,657)	(1,043)
Loss attributable to Kindred	(79,837)	(168,492)	(40,367)
Amounts attributable to Kindred stockholders:
Loss from continuing operations	(13,976)	(44,523)	(47,331)
Income (loss) from discontinued operations	(65,861)	(123,969)	6,964
Loss attributable to Kindred	$ (79,837)	$ (168,492)	$ (40,367)
Basic:
Loss from continuing operations	$ (0.24)	$ (0.85)	$ (0.92)
Discontinued operations:
Income (loss) from operations	(0.91)	(0.77)	0.23
Loss on divestiture of operations	(0.21)	(1.61)	(0.09)
Income (loss) from discontinued operations	(1.12)	(2.38)	0.14
Net loss	(1.36)	(3.23)	(0.78)
Diluted:
Loss from continuing operations	(0.24)	(0.85)	(0.92)
Discontinued operations:
Income (loss) from operations	(0.91)	(0.77)	0.23
Loss on divestiture of operations	(0.21)	(1.61)	(0.09)
Income (loss) from discontinued operations	(1.12)	(2.38)	0.14
Net loss	$ (1.36)	$ (3.23)	$ (0.78)
Shares used in computing loss per common share:
Basic	58,634	52,249	51,659
Diluted	58,634	52,249	51,659
Cash dividends declared and paid per common share	$ 0.48	$ 0.24